ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		December 31, 2025 Fair Value
	Investments in Securities - 99.55%
	Common Stocks - 99.53%
	Canada - 0.68%
	Transport - Rail - 0.68%
988,460	Canadian Pacific Kansas City	$72,780,310

	Total Canada (cost $76,093,927)	$72,780,310

	China - 1.68%
	Auto - Cars / Light Trucks - 0.33%
2,869,800	BYD Co Ltd, Class H	35,155,833

	B2B / E - Commerce - 0.71%
7,000,305	Full Truck Alliance Co Ltd ADR	75,113,273

	E - Commerce / Products - 0.19%
710,176	JD.com Inc ADR (a)	20,382,051

	Real Estate Management / Services - 0.08%
528,148	KE Holdings Inc ADR	8,323,612

	Schools - 0.37%
714,398	New Oriental Education & Technology Group Inc ADR	39,313,322

	Total China (cost $123,105,921)	$178,288,091

	France - 7.98%
	Aerospace / Defense - Equipment - 7.98%
1,866,029	Airbus SE	434,805,059
1,187,150	Safran SA	414,649,450

	Total France (cost $348,039,472)	$849,454,509

	Germany - 5.31%
	Aerospace / Defense - 1.10%
280,096	MTU Aero Engines AG	116,879,043

	Athletic Footwear - 0.59%
313,729	adidas AG	62,287,998

	Machinery - Electric Utilities - 3.62%
2,729,608	Siemens Energy AG *	385,976,889

	Total Germany (cost $189,403,169)	$565,143,930

	Hong Kong - 0.31%
	Casino Hotels - 0.31%
6,635,000	Galaxy Entertainment Group Ltd	32,665,665

	Total Hong Kong (cost $32,029,117)	$32,665,665

	Japan - 1.98%
	Audio / Video Products - 1.84%
7,641,500	Sony Group Corp	196,174,653

	Life / Health Insurance - 0.14%
13,681,500	Sony Financial Group Inc	14,489,323

	Total Japan (cost $54,493,170)	$210,663,976

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2025 Fair Value
	Common Stocks - (continued)
	Taiwan - 6.99%
	Semiconductor Components - Integrated Circuits - 6.99%
2,445,695	Taiwan Semiconductor Manufacturing Co Ltd ADR (a)	$743,222,254

	Total Taiwan (cost $232,909,700)	$743,222,254

	United States - 72.43%
	Aerospace / Defense - 2.00%
603,292	RTX Corp (a)	110,643,753
76,807	TransDigm Group Inc (a)	102,141,789

		212,785,542

	Aerospace / Defense - Equipment - 1.22%
343,820	General Electric Co (a)	105,906,875
823,366	Standardaero Inc *	23,614,137

		129,521,012

	Applications Software - 4.17%
916,402	Microsoft Corp (a)	443,190,335

	Auto - Medium & Heavy Duty Trucks - 0.28%
58,083	Cummins Inc	29,648,467

	Building Products - Air & Heating - 0.35%
306,614	Johnson Controls International PLC	36,717,027

	Building Products - Cement / Aggregate - 4.99%
861,019	CRH PLC	107,455,171
356,490	Martin Marietta Materials Inc (a)	221,972,063
704,353	Vulcan Materials Co (a)	200,895,563

		530,322,797

	Chemicals - Specialty - 0.19%
423,524	Solstice Advanced Materials Inc *	20,574,796

	Coatings / Paint - 0.46%
149,809	Sherwin-Williams Co	48,542,610

	Commercial Services - 1.27%
119,380	Cintas Corp	22,451,797
266,315	Quanta Services Inc	112,400,909

		134,852,706

	Commercial Services - Finance - 0.54%
93,994	S&P Global Inc (a)	49,120,324
247,254	Toast Inc *	8,779,990

		57,900,314

	Computer Aided Design - 4.03%
744,002	Cadence Design Systems Inc * (a)	232,560,145
417,485	Synopsys Inc * (a)	196,101,054

		428,661,199

	Computers - 0.61%
513,703	Dell Technologies Inc, Class C	64,664,934

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2025 Fair Value
	Common Stocks - (continued)
	United States - (continued)
	E - Commerce / Products - 5.68%
2,620,552	Amazon.com Inc * (a)	$604,875,813

	E - Commerce / Services - 5.56%
568,731	Doordash Inc, Class A	128,806,197
1,176,877	Expedia Group Inc (a)	333,421,023
1,578,468	Uber Technologies Inc *	128,976,620

		591,203,840

	Electric - Generation - 2.20%
662,526	Constellation Energy Corp	234,050,560

	Electric - Integrated - 1.15%
1,321,769	Entergy Corp	122,171,109

	Electronic Components - Semiconductors - 2.38%
935,189	Analog Devices Inc	253,623,257

	Electronic Connectors - 2.24%
1,761,680	Amphenol Corp (a)	238,073,434

	Enterprise Software / Services - 0.72%
870,879	SS&C Technologies Holdings Inc	76,132,242

	Finance - Credit Card - 4.32%
372,670	Mastercard Inc, Class A (a)	212,749,850
704,669	Visa Inc, Class A (a)	247,134,465

		459,884,315

	Finance - Other Services - 1.31%
861,654	Intercontinental Exchange Inc	139,553,482

	Gas - Distribution - 0.61%
1,563,650	NiSource Inc	65,298,024

	Independent Power Producer - 1.43%
940,931	Vistra Corp	151,800,398

	Internet Content - Entertainment - 5.22%
841,178	Meta Platforms Inc, Class A (a)	555,253,186

	Machinery - Electric Utilities - 2.74%
780,405	BWX Technologies Inc (a)	134,885,200
967,788	Vertiv Holdings Co (a)	156,791,334

		291,676,534

	Medical - Drugs - 0.81%
116,102	Madrigal Pharmaceuticals Inc *	67,610,839
2,226,067	ORIC Pharmaceuticals Inc * (a)	18,209,228

		85,820,067

	Private Equity - 0.28%
505,300	Carlyle Group Inc	29,868,283

	REITS - Diversified - 1.18%
209,129	American Tower Corp	36,716,779
115,405	Equinix Inc	88,418,695

		125,135,474

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2025 Fair Value
	Common Stocks - (continued)
	United States - (continued)
	Retail - Apparel / Shoes - 1.09%
259,632	Burlington Stores Inc *	$74,994,703
228,248	Ross Stores Inc	41,116,595

		116,111,298

	Retail - Building Products - 0.51%
226,232	Lowe’s Cos Inc (a)	54,558,109

	Retail - Major Department Store - 1.97%
1,361,113	TJX Companies Inc	209,080,568

	Retail - Restaurants - 0.41%
246,637	Chipotle Mexican Grill Inc * (a)	9,125,569
227,694	Yum! Brands Inc (a)	34,445,548

		43,571,117

	Semiconductor Equipment - 10.51%
325,541	KLA Corp	395,558,358
3,026,028	Lam Research Corp (a)	517,995,473
1,053,951	Teradyne Inc	204,002,756

		1,117,556,587

	Total United States (cost $3,716,197,474)	$7,702,679,436

	Uruguay - 2.17%
	E - Commerce / Services - 2.17%
114,343	MercadoLibre Inc * (a)	230,316,531

	Total Uruguay (cost $93,177,079)	230,316,531

	Total Common Stocks (cost $4,865,449,029)	$10,585,214,702

	Short-Term Securities - 0.02%
	United States - 0.02%
1,950,907	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.69% (a) (b)	$1,950,907

	Total United States (cost $1,950,907)	$1,950,907

	Total Short-Term Securities (cost $1,950,907)	$1,950,907

	Total Investments in Securities (cost $4,867,399,936) - 99.55%	$10,587,165,609

	Other Assets in Excess of Liabilities - 0.45%	47,332,022

	Net Assets - 100.00%	$10,634,497,631

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2025.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	December 31, 2025 Percentage of Net Assets (%)
Aerospace / Defense	3.10
Aerospace / Defense - Equipment	9.20
Applications Software	4.17
Athletic Footwear	0.59
Audio / Video Products	1.84
Auto - Cars / Light Trucks	0.33
Auto - Medium & Heavy Duty Trucks	0.28
B2B / E - Commerce	0.71
Building Products - Air & Heating	0.35
Building Products - Cement / Aggregate	4.99
Casino Hotels	0.31
Chemicals - Specialty	0.19
Coatings / Paint	0.46
Commercial Services	1.27
Commercial Services - Finance	0.54
Computer Aided Design	4.03
Computers	0.61
E - Commerce / Products	5.87
E - Commerce / Services	7.73
Electric - Generation	2.20
Electric - Integrated	1.15
Electronic Components - Semiconductors	2.38

Investments in Securities - By Industry	December 31, 2025 Percentage of Net Assets (%)
Electronic Connectors	2.24
Enterprise Software / Services	0.72
Finance - Credit Card	4.32
Finance - Other Services	1.31
Gas - Distribution	0.61
Independent Power Producer	1.43
Internet Content - Entertainment	5.22
Life / Health Insurance	0.14
Machinery - Electric Utilities	6.36
Medical - Drugs	0.81
Private Equity	0.28
Real Estate Management / Services	0.08
REITS - Diversified	1.18
Retail - Apparel / Shoes	1.09
Retail - Building Products	0.51
Retail - Major Department Store	1.97
Retail - Restaurants	0.41
Schools	0.37
Semiconductor Components - Integrated Circuits	6.99
Semiconductor Equipment	10.51
Short-term Securities	0.02
Transport - Rail	0.68

Total Investments in Securities	99.55%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		December 31, 2025 Fair Value
		Purchased Options - 10.49%
		Equity Options - 10.42%
		Equity Call Options - 6.75%
		Canada - 0.34%
		Internet Application Software - 0.34%
$203,294,000	14,521	Shopify Inc, Class A , 02/20/2026, $140.00	$36,338,803

		Total Canada (cost $43,410,462)	$36,338,803

		Taiwan - 0.55%
		Semiconductor Components - Integrated Circuits - 0.55%
259,000,000	10,360	Taiwan Semiconductor Manufacturing Co Ltd ADR, 02/20/2026, $250.00	58,689,400

		Total Taiwan (cost $46,133,274)	58,689,400

		United States - 5.86%
		Applications Software - 0.31%
445,234,000	9,679	Microsoft Corp, 02/20/2026, $460.00	33,392,550

		Auto - Cars / Light Trucks - 0.13%
246,840,000	4,840	Tesla Inc, 04/17/2026, $510.00	13,878,700

		Casino Hotels - 0.48%
140,195,000	25,490	Las Vegas Sands Corp, 03/20/2026, $55.00	29,313,500
159,643,000	14,513	Wynn Resorts Ltd, 03/20/2026, $110.00	21,442,957

			50,756,457

		Computers - 0.24%
298,860,000	11,720	Apple Inc, 02/20/2026, $255.00	25,022,200

		Diversified Manufacturing Operations - 0.18%
191,505,000	12,767	3M CO, 03/20/2026, $150.00	18,990,913

		E - Commerce / Products - 0.24%
210,672,000	10,032	Amazon.com Inc, 02/20/2026, $210.00	25,982,880

		E - Commerce / Services - 0.92%
396,680,000	844	Booking Holdings Inc, 02/20/2026, $4,700.00	59,468,240
130,608,000	7,256	Doordash Inc, Class A, 03/20/2026, $180.00	37,967,019

			97,435,259

		Electronic Components - Semiconductors - 1.83%
120,680,000	6,034	Advanced Micro Devices Inc, 03/20/2026, $200.00	17,543,855
135,520,000	4,840	Broadcom Inc, 03/20/2026, $280.00	36,820,300
77,929,750	13,553	Microchip Technology Inc, 03/20/2026, $57.50	12,129,935
619,552,000	38,722	NVIDIA Corp, 03/20/2026, $160.00	127,588,990

			194,083,080

		Enterprise Software / Services - 0.51%
82,280,000	4,840	Oracle Corp, 03/20/2026, $170.00	16,201,900
154,880,000	9,680	Palantir Technologies Inc, 03/20/2026, $160.00	27,321,800
182,925,000	6,775	Salesforce Inc, 03/20/2026, $270.00	10,484,313

			54,008,013

		Hotels & Motels - 0.73%
173,832,000	7,243	Hilton Worldwide Holdings Inc, 03/20/2026, $240.00	37,156,590
243,108,000	9,004	Marriott International Inc, Class A, 03/20/2026, $270.00	40,653,059

			77,809,649

		Internet Content - Entertainment - 0.10%
87,180,000	1,453	Meta Platforms Inc, 02/20/2026, $600.00	10,835,748

		Web Portals / ISP - 0.19%
94,354,000	3,629	Alphabet Inc, 02/20/2026, $260.00	20,567,358

		Total United States (cost $610,203,008)	$622,762,807

		Total Equity Call Options (cost $699,746,744)	$717,791,010

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			December 31, 2025 Fair Value
		Equity Put Options - 3.67%
		United States - 3.67%
		Electronic Components - Semiconductors - 0.30%
$289,608,000	12,067	Advanced Micro Devices Inc, 01/16/2026, $240.00		$32,037,885

		Growth & Income - Large Cap - 1.29%
3,767,904,000	59,808	SPDR S&P 500 ETF TRUST, 06/18/2026, $630.00		76,404,720
2,682,816,000	41,919	SPDR S&P 500 ETF TRUST, 06/18/2026, $640.00		60,551,996

				136,956,716

		Sector Fund - Technology - 1.64%
3,169,854,222	55,149	Invesco QQQ Trust Series 1, 06/18/2026, $574.78		97,420,709
2,358,222,000	40,659	Invesco QQQ Trust Series 1, 06/18/2026, $580.00		76,764,191

				174,184,900

		Semiconductor Equipment - 0.44%
232,200,000	1,935	KLA Corp, 03/20/2026, $1,200.00		17,792,325
329,137,000	19,361	Lam Research Corp, 03/20/2026, $170.00		28,896,292

				46,688,617

		Total United States (cost $344,738,861)		$389,868,118

		Total Equity Put Options (cost $344,738,861)		$389,868,118

		Total Equity Options (cost $1,044,485,605)		$1,107,659,128

		Currency Call Options - 0.07%
		United States - 0.07%
		Currency - 0.07%	Counterparty
242,492,273	242,492,273	USD / BRL, 06/18/2026, $5.80	Merrill Lynch Professional Clearing Corp	7,593,253
183,964,644	183,964,644	USD / CNH, 06/18/2026, $7.70	Merrill Lynch Professional Clearing Corp	21,071

		Total United States (cost $6,068,713)		$7,614,324

		Total Currency Call Options (cost $6,068,713)		$7,614,324

		Total Purchased Options (cost $1,050,554,318)		$1,115,273,452

	ADR	American Depositary Receipt
	BRL	Brazilian Real
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	December 31, 2025 Percentage of Net Assets (%)	Purchased Options - By Industry	December 31, 2025 Percentage of Net Assets (%)
Applications Software	0.31	Enterprise Software / Services	0.51
Auto - Cars / Light Trucks	0.13	Growth & Income - Large Cap	1.29
Casino Hotels	0.48	Hotels & Motels	0.73
Computers	0.24	Internet Application Software	0.34
Currency	0.07	Internet Content - Entertainment	0.10
Diversified Manufacturing Operations	0.18	Sector Fund - Technology	1.64
E - Commerce / Products	0.24	Semiconductor Components - Integrated Circuits	0.55
E - Commerce / Services	0.92	Semiconductor Equipment	0.44
Electronic Components - Semiconductors	2.11	Web Portals / ISP	0.19

		Total Purchased Options	10.49%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		December 31, 2025 Fair Value
	Securities Sold, Not Yet Purchased - 38.94%
	Common Stocks - 38.94%
	Belgium - 0.18%
	Brewery - 0.18%
297,226	Anheuser-Busch InBev SA/NV	$19,034,353

	Total Belgium (proceeds $17,288,408)	$19,034,353

	Canada - 2.02%
	Apparel Manufacturers - 0.09%
135,796	Gildan Activewear Inc	8,481,818

	Enterprise Software / Services - 0.12%
395,386	Open Text Corp	12,881,676

	Internet Application Software - 1.81%
1,198,901	Shopify Inc	192,987,094

	Medical - Drugs - 0.00%
15,956	Canopy Growth Corp	18,190

	Total Canada (proceeds $238,923,527)	$214,368,778

	China - 1.16%
	Auto - Cars / Light Trucks - 0.38%
2,230,812	NIO Inc ADR	11,377,141
1,452,081	XPeng Inc ADR	29,448,203

		40,825,344

	Internet Content - Information / Networks - 0.58%
1,210,067	Bilibili Inc-Sponsored ADR	29,755,548
3,880,700	Kuaishou Technology	31,884,212

		61,639,760

	Retail - Drug Store - 0.04%
2,367,827	Ping An Healthcare and Technology Co Ltd	4,283,292

	Wireless Equipment - 0.16%
3,388,200	Xiaomi Corp, Class B	17,107,504

	Total China (proceeds $122,536,835)	$123,855,900

	France - 1.59%
	Computer Services - 0.51%
323,790	Capgemini SE	54,094,142

	Cosmetics & Toiletries - 0.50%
123,846	L’Oreal SA	53,322,313

	Power Conversion / Supply Equipment - 0.35%
133,108	Schneider Electric SE	36,721,609

	Rubber - Tires - 0.23%
723,949	Cie Generale des Etablissements Michelin SCA	24,070,348

	Total France (proceeds $175,134,092)	$168,208,412

	Germany - 0.15%
	Auto - Cars / Light Trucks - 0.15%
148,361	Bayerische Motoren Werke AG	16,228,954

	Total Germany (proceeds $13,111,732)	$16,228,954

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2025 Fair Value

	Common Stocks - (continued)
	Hong Kong - 0.12%
	Electric - Integrated - 0.12%
1,839,300	Power Assets Holdings Ltd	$13,032,363

	Total Hong Kong (proceeds $12,364,223)	$13,032,363

	India - 0.20%
	Computer Services - 0.20%
1,206,585	Infosys Ltd ADR	21,501,345

	Total India (proceeds $20,678,141)	$21,501,345

	Ireland - 0.96%
	Computer Services - 0.61%
242,127	Accenture PLC, Class A	64,962,674

	Power Conversion / Supply Equipment - 0.35%
116,815	Eaton Corp PLC	37,206,746

	Total Ireland (proceeds $115,494,694)	$102,169,420

	Israel - 0.67%
	Applications Software - 0.22%
161,741	Monday.com Ltd	23,866,502

	Auto / Truck Parts & Equipment - Original - 0.10%
947,032	Mobileye Global Inc, Class A	9,887,014

	Computer Data Security - 0.35%
203,290	Check Point Software Technologies Ltd	37,722,492

	Total Israel (proceeds $85,182,497)	$71,476,008

	Italy - 0.75%
	Auto - Cars / Light Trucks - 0.75%
217,185	Ferrari NV	80,262,889

	Total Italy (proceeds $88,124,887)	$80,262,889

	Japan - 0.31%
	Computer Services - 0.31%
979,300	NEC Corp	33,175,431

	Total Japan (proceeds $33,606,575)	$33,175,431

	Netherlands - 0.50%
	Auto - Cars / Light Trucks - 0.10%
967,518	Stellantis NV	10,536,271

	Semiconductor Components - Integrated Circuits - 0.40%
197,814	NXP Semiconductors NV	42,937,507

	Total Netherlands (proceeds $55,209,589)	$53,473,778

	Switzerland - 0.65%
	Electronic Components - Semiconductors - 0.08%
314,618	STMicroelectronics NV	8,161,191

	Medical - Drugs - 0.57%
436,066	Novartis AG ADR	60,120,419

	Total Switzerland (proceeds $61,559,065)	$68,281,610

	United Kingdom - 1.01%
	Beverages - Wine / Spirits - 0.33%
411,422	Diageo PLC	35,493,376

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2025 Fair Value
	Common Stocks - (continued)
	United Kingdom - (continued)
	Electronic Components - Semiconductors - 0.68%
653,121	ARM Holdings PLC ADR	71,392,657

	Total United Kingdom (proceeds $132,297,382)	$106,886,033

	United States - 28.67%
	Advertising Agencies - 0.75%
984,870	Omnicom Group Inc	$79,528,253

	Appliances - 0.41%
603,292	Whirlpool Corp	43,521,485

	Auto - Cars / Light Trucks - 2.64%
4,846,748	Ford Motor Co	63,589,334
484,031	Tesla Inc	217,678,421

		281,267,755

	Beverages - Non-Alcoholic - 0.23%
316,014	Monster Beverage Corp	24,228,793

	Beverages - Wine / Spirits - 0.12%
484,025	Brown-Forman Corp	12,613,692

	Brewery - 0.62%
346,177	Constellation Brands Inc	47,758,579
396,300	Molson Coors Beverage Co	18,499,284

		66,257,863

	Cable / Satellite TV - 0.68%
346,824	Charter Communications Inc, Class A	72,399,510

	Casino Hotels - 0.93%
482,790	Las Vegas Sands Corp	31,424,801
559,531	Wynn Resorts Ltd	67,328,365

		98,753,166

	Cellular Telecommunications - 1.16%
606,238	T-Mobile US Inc	123,090,564

	Commercial Banks - Southern US - 0.55%
2,171,851	Regions Financial Corp.	58,857,162

	Commercial Services - Finance - 1.66%
653,728	Global Payments Inc	50,598,547
1,455,877	H&R Block Inc	63,447,120
1,064,692	PayPal Holdings Inc	62,156,719

		176,202,386

	Computer Data Security - 1.48%
701,449	Fortinet Inc	55,702,065
272,139	Qualys Inc	36,167,273
300,144	Rapid7 Inc	4,562,189
498,309	Tenable Holdings Inc	11,725,211
217,812	Zscaler Inc	48,990,275

		157,147,013

	Computer Services - 1.11%
520,199	Cognizant Technology Solutions Corp, Class A	43,176,517
296,541	Gartner Inc	74,811,363

		117,987,880

	Computer Software - 0.32%
939,506	Dropbox Inc, Class A	26,118,267
273,220	Teradata Corp	8,316,817

		34,435,084

	Consumer Products - Miscellaneous - 0.09%
96,805	Kimberly-Clark Corp	9,766,656

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2025 Fair Value
	Common Stocks - (continued)
	United States - (continued)
	Cruise Lines - 0.14%
484,028	Carnival Corp	$14,782,215

	Data Processing / Management - 0.95%
59,694	Fair Isaac Corp	100,919,870

	Diversified Manufacturing Operations - 0.90%
387,136	Illinois Tool Works Inc	95,351,597

	E - Commerce / Products - 0.25%
484,027	Etsy Inc	26,834,457

	Electric Products - Miscellaneous - 0.54%
435,624	Emerson Electric Co	57,816,017

	Electronic Components - Miscellaneous - 0.93%
222,007	Hubbell Inc.	98,595,529

	Electronic Components - Semiconductors - 1.61%
193,015	Advanced Micro Devices Inc	41,336,092
416,409	GLOBALFOUNDRIES Inc	14,541,002
968,343	Marvell Technology Inc	82,289,788
36,523	Monolithic Power Systems Inc	33,102,986

		171,269,868

	Enterprise Software / Services - 3.16%
802,685	Palantir Technologies Inc	142,677,259
576,418	Salesforce Inc	152,698,892
193,678	Workday Inc	41,598,161

		336,974,312

	Food - Miscellaneous / Diversified - 1.35%
742,937	Conagra Brands Inc	12,860,239
988,999	General Mills Inc	45,988,454
1,970,707	Kraft Heinz Co	47,789,645
1,340,137	The Campbell’s Company	37,349,618

		143,987,956

	Hotels & Motels - 0.79%
694,532	Choice Hotels International Inc	66,161,118
241,880	Wyndham Hotels & Resorts Inc	18,276,453

		84,437,571

	Investment Management / Advisory Services - 1.11%
1,137,440	Franklin Resources Inc	27,173,442
884,844	T Rowe Price Group Inc	90,590,329

		117,763,771

	Medical - Biomedical / Genetics - 0.30%
97,391	Amgen Inc	31,877,048

	Medical - Drugs - 0.39%
198,508	Johnson & Johnson	41,081,231

	Private Equity - 0.28%
193,054	Blackstone Inc	29,757,344

	Real Estate Management / Services - 0.53%
487,282	Anywhere Real Estate Inc	6,899,913
730,780	CoStar Group Inc	49,137,646

		56,037,559

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2025 Fair Value
	Common Stocks - (continued)
	United States - (continued)
	REITS - Office Property - 0.84%
413,772	Brandywine Realty Trust	$1,208,214
241,880	BXP Inc	16,322,062
1,882,663	Douglas Emmett Inc	20,690,466
49,162	Hudson Pacific Properties Inc	532,424
725,334	Kilroy Realty Corp	27,105,732
247,267	SL Green Realty Corp	11,342,137
362,820	Vornado Realty Trust	12,074,650

		89,275,685

	REITS - Storage - 0.48%
198,364	Public Storage	51,475,458

	Retail - Home Furnishings - 0.07%
362,820	Bath & Body Works Inc	7,285,426

	Retail - Miscellaneous / Diversified - 0.11%
800,932	Sally Beauty Holdings Inc	11,421,290

	Retail - Regional Department Store - 0.57%
1,408,686	Kohl’s Corp	28,751,281
1,430,680	Macy’s Inc	31,546,494

		60,297,775

	Telephone - Integrated - 0.62%
1,694,202	AT&T Inc	42,083,978
585,720	Verizon Communications Inc	23,856,376

		65,940,354

	Total United States (proceeds $3,324,265,196)	$3,049,239,595

	Total Common Stocks (proceeds $4,495,776,843)	$4,141,194,869

	Total Securities Sold, Not Yet Purchased (proceeds $4,495,776,843)	$4,141,194,869

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	December 31, 2025 Percentage of Net Assets (%)
Advertising Agencies	0.75
Apparel Manufacturers	0.09
Appliances	0.41
Applications Software	0.22
Auto - Cars / Light Trucks	4.02
Auto / Truck Parts & Equipment - Original	0.10
Beverages - Non-Alcoholic	0.23
Beverages - Wine / Spirits	0.45
Brewery	0.80
Cable / Satellite TV	0.68
Casino Hotels	0.93
Cellular Telecommunications	1.16
Commercial Banks - Southern US	0.55
Commercial Services - Finance	1.66
Computer Data Security	1.83
Computer Services	2.74
Computer Software	0.32
Consumer Products - Miscellaneous	0.09
Cosmetics & Toiletries	0.50
Cruise Lines	0.14
Data Processing / Management	0.95
Diversified Manufacturing Operations	0.90
E - Commerce / Products	0.25
Electric - Integrated	0.12

Securities Sold, Not Yet Purchased - By Industry	December 31, 2025 Percentage of Net Assets (%)
Electric Products - Miscellaneous	0.54
Electronic Components - Miscellaneous	0.93
Electronic Components - Semiconductors	2.37
Enterprise Software / Services	3.28
Food - Miscellaneous / Diversified	1.35
Hotels & Motels	0.79
Internet Application Software	1.81
Internet Content - Information / Networks	0.58
Investment Management / Advisory Services	1.11
Medical - Biomedical / Genetics	0.30
Medical - Drugs	0.96
Power Conversion / Supply Equipment	0.70
Private Equity	0.28
Real Estate Management / Services	0.53
REITS - Office Property	0.84
REITS - Storage	0.48
Retail - Drug Store	0.04
Retail - Home Furnishings	0.07
Retail - Miscellaneous / Diversified	0.11
Retail - Regional Department Store	0.57
Rubber - Tires	0.23
Semiconductor Components - Integrated Circuits	0.40
Telephone - Integrated	0.62
Wireless Equipment	0.16

Total Securities Sold, Not Yet Purchased	38.94%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		December 31, 2025 Unrealized Appreciation / Depreciation***

	Swap Contracts – 8.90%
	Total Return Swap Contracts - Appreciation – 9.39%
	Brazil – 0.02%
	Finance - Other Services – 0.02%
$ 41,915,630	1/30/2026	B3 SA - Brasil Bolsa Balcao	$2,064,975

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$2,064,975

	Japan – 0.32%
	Audio / Video Products – 0.20%
(34,392,870)	3/4/2026	Sharp Corp	20,692,128

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.01%
(25,389,458)	3/4/2026	Ricoh Company Ltd.	1,203,973

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Company Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment – 0.11%
(102,371,235)	3/4/2026	Advantest Corp	12,206,178

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$34,102,279

	Spain – 0.05%
	Building - Heavy Construction – 0.05%
21,105,938	2/26/2027	Cellnex Telecom SA	5,740,816

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$5,740,816

	Sweden – 0.00%
	Auto - Cars / Light Trucks – 0.00%
(7,998,922)	12/11/2026	Volvo Car AB, Class B	424,788

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.25%**.

	Total Sweden		$424,788

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2025 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Taiwan – 0.31%
	Electronic Components - Miscellaneous – 0.01%
$(6,488,194)	3/4/2026	AUO Corp .	1,566,145

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.13%**.

	Power Conversion / Supply Equipment – 0.30%
12,384,576	3/4/2026	Delta Electronics Inc	$31,233,535

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Delta Electronics Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Semiconductor Components - Integrated Circuits – 0.00%
(52,034,058)	3/4/2026	United Microelectronics Corp	447,124

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.75%**.

	Total Taiwan		$33,246,804

	United Kingdom – 1.44%
	Aerospace / Defense – 1.42%
96,253,402	12/11/2026	Rolls-Royce Holdings PLC	151,278,225

Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Rolls-Royce Holdings PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail – 0.02%
(15,192,763)	12/11/2026	Marks & Spencer Group PLC	2,231,403

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$153,509,628

	United States – 7.25%
	Private Equity – 0.90%
49,301,209	3/4/2026	Carlyle Group Inc	95,885,119

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Web Portals / ISP – 6.35%
153,780,816	3/4/2026	Alphabet Inc, Class A	674,204,611

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$770,089,730

	Total Return Swap Contracts - Appreciation ****		$999,179,020

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2025 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation – 0.49%
	Australia – 0.03%
	Commercial Banks Non-US – 0.03%
$(68,845,734)	12/23/2026	Commonwealth Bank of Australia	$3,425,153

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$3,425,153

	Denmark – 0.00%
	Transport - Services – 0.00%
15,365,217	2/26/2027	DSV A/S CFD	3,717

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of DVS A/S in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**

	Total Denmark		$3,717

	Japan – 0.41%
	Office Automation & Equipment – 0.08%
(92,002,934)	3/4/2026	Canon Inc	8,987,882

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment – 0.33%
(235,031,955)	3/4/2026	Tokyo Electron Ltd	35,293,737

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$44,281,619

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2025 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts—Depreciation (continued)
	United Kingdom – 0.05%
	Cosmetics & Toiletries – 0.05%
$(44,089,477)	2/26/2027	Unilever PLC	$4,915,645

		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total United Kingdom		$4,915,645

	Total Return Swap Contracts - Depreciation *****		$52,626,134

	Total Swap Contracts, net		$946,552,886

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of December 31, 2025.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	December 31, 2025 Percentage of Net Assets (%)
Aerospace / Defense	1.42
Audio / Video Products	0.20
Auto - Cars / Light Trucks	0.00
Building - Heavy Construction	0.05
Commercial Banks Non-US	(0.03)
Cosmetics & Toiletries	(0.05)
Electronic Components - Miscellaneous	0.01
Finance - Other Services	0.02

Swap Contracts - By Industry	December 31, 2025 Percentage of Net Assets (%)
Food - Retail	0.02
Office Automation & Equipment	(0.07)
Power Conversion / Supply Equipment	0.30
Private Equity	0.90
Semiconductor Components - Integrated Circuits	0.00
Semiconductor Equipment	(0.22)
Transport - Services	0.00
Web Portals / ISP	6.35

Total Swap Contracts	8.90%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2025 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended December 31, 2025.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of December 31, 2025.

	Level 1	Level 2	Level 3	Balance December 31, 2025
Assets
Investment Securities
Common Stocks	$10,585,214,702	$-	$-	$10,585,214,702
Short-Term Securities	1,950,907	-	-	1,950,907
Purchased Options	1,107,659,128	7,614,324	-	1,115,273,452
Net Unrealized Appreciation on Total Return Swap Contracts	-	946,552,886	-	946,552,886

Total Assets	$11,694,824,737	$954,167,210	$-	$12,648,991,947

Liabilities
Securities Sold, Not Yet Purchased Common Stocks	$4,141,194,869	$-	$-	$4,141,194,869

Total Liabilities	$4,141,194,869	$-	$-	$4,141,194,869

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2025 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported mid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the nine months ended December 31, 2025, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2025 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At December 31, 2025, the net amount of the fair value of the above-mentioned investments was $946,552,886.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At December 31, 2025, the fair value of the above-mentioned investments was $1,107,659,128.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2025 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At December 31, 2025, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At December 31, 2025, the fair value of the currency options was $7,614,324.

4.	Federal Income Tax Information

During the year ended September 30, 2025, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2025, the Fund had $252,714,005 of capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2024 and certain ordinary losses realized after December 31, 2024 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2025, the Fund incurred and elected to defer qualified late-year ordinary loss of $647,520,887.

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	—
Accumulated realized capital and other losses:	(900,234,892)
Net unrealized appreciation/depreciation:	6,682,659,401
Other temporary differences:	(30,614,594)

Total	$5,751,809,915

As of December 31, 2025, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$5,782,939,197
Excess of tax cost over value gross depreciation	(179,326,826)

Net unrealized appreciation	$5,603,612,371

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to December 31, 2025 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”